Shareholder Report, Holdings (Details) - C000049877	Apr. 30, 2026
CurrencyExposure_Long_Other
Holdings [Line Items]
Percent of Net Long Exposure	47.70%
Short_Currency_TotalTotal Short Exposure
Holdings [Line Items]
Percent of Total Short Exposure	(4.70%)
CurrencyExposure_Long_Malaysia
Holdings [Line Items]
Percent of Net Long Exposure	10.00%
CurrencyExposure_Long_China
Holdings [Line Items]
Percent of Net Long Exposure	9.50%
CurrencyExposure_Long_Brazil
Holdings [Line Items]
Percent of Net Long Exposure	9.00%
CurrencyExposure_Long_Mexico
Holdings [Line Items]
Percent of Net Long Exposure	8.70%
CurrencyExposure_Long_India
Holdings [Line Items]
Percent of Net Long Exposure	8.40%
CurrencyExposure_Long_Kazakhstan
Holdings [Line Items]
Percent of Net Long Exposure	7.60%
CurrencyExposure_Long_Hungary
Holdings [Line Items]
Percent of Net Long Exposure	7.50%
CurrencyExposure_Long_Poland
Holdings [Line Items]
Percent of Net Long Exposure	7.20%
CurrencyExposure_Long_Thailand
Holdings [Line Items]
Percent of Net Long Exposure	7.00%
CurrencyExposure_Long_Uzbekistan
Holdings [Line Items]
Percent of Net Long Exposure	6.20%
Long_Currency_TotalTotal Long Exposure
Holdings [Line Items]
Percent of Total Long Exposure	128.80%
CurrencyExposure_Short_Israel
Holdings [Line Items]
Percent of Net Short Exposure	(0.10%)
CurrencyExposure_Short_Euro
Holdings [Line Items]
Percent of Net Short Exposure	(4.60%)
Asset Other Line
Holdings [Line Items]
Percent of Total Investments	0.50%
AssetForeign Corporate Bonds
Holdings [Line Items]
Percent of Total Investments	5.50%
AssetShort-Term Investments
Holdings [Line Items]
Percent of Total Investments	34.60%
AssetSovereign Government Bonds
Holdings [Line Items]
Percent of Total Investments	59.40%